SUBSEQUENT EVENT (Details)			12 Months Ended
	Apr. 19, 2018 CAD ($) $ / shares shares	Mar. 01, 2018 CAD ($) Option	Dec. 31, 2017 Option	Dec. 31, 2016 Option	Dec. 31, 2015 Option
Stock Option Plan
SUBSEQUENT EVENT
Number of shares granted | Option			9,137,500	6,058,000	1,350,000
Maximum | Stock Option Plan
SUBSEQUENT EVENT
Exercisable period (in years)			5 years	5 years	5 years
Major share transaction | Non-brokered private placement
SUBSEQUENT EVENT
Units issued (in shares)	233,333,333
Units issue price (in dollars per unit) | $ / shares	$ 0.075
Gross proceeds from issue of units | $	$ 17,500,000
Number of common share per unit (in shares)	1
Number of common share purchase warrant per unit (in shares)	0.5
Number of shares that the warrants entitle (in shares)	1
Common share purchase warrant, price per warrant | $ / shares	$ 0.12
Warrant exercise period	24 months
Major share transaction | Stock Option Plan
SUBSEQUENT EVENT
Exercisable period (in years)		5 years
Exercise price | $		$ 0.12
Major share transaction | Maximum | Stock Option Plan
SUBSEQUENT EVENT
Number of shares granted | Option		5,725,000